SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue		$ 464,431	$ 433,895	$ 343,199
United States [Member]
Segment Reporting Information [Line Items]
Revenue		246,811	233,945	187,704
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		7,312	7,827	6,909
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		33,101	36,146	26,652
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	101,453	85,757	78,525
Other [Member]
Segment Reporting Information [Line Items]
Revenue		$ 75,754	$ 70,220	$ 43,409

[1]	Excluding United Kingdom and Israel